Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	INSPIRE VETERINARY PARTNERS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Central Index Key	0001939365
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV